Investments Held at Fair Value - Schedule of Investments in Currency (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Financial assets, at fair value	£ 217	£ 107
Functional Currency
Disclosure Of Financial Assets [Line Items]
Financial assets, at fair value	212	£ 107
Other currency
Disclosure Of Financial Assets [Line Items]
Financial assets, at fair value	£ 5